Loans Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3 – Loans Receivable

Year end loans are summarized below:

	(Dollars in thousands)
	2013	2012
Loans secured by real estate:
Construction and land development	$21,462	$23,984
Residential, including home equity	161,932	154,945
Commercial real estate and other dwelling	175,160	179,825
Total loans secured by real estate	358,554	358,754
Consumer loans	237	350
Commercial business	57,790	69,310
Government and other	21,587	8,869
Subtotal	438,168	437,283
Less:
Net deferred loan origination fees	(252)	(251)
Undisbursed loan funds	(95)	(51)
Loans receivable	$437,821	$436,981

The Bancorp’s activity in the allowance for loan losses, by loan segment, is summarized below for the years indicated.

(Dollars in thousands)	Residential Real Estate, Including Home Equity	Consumer Loans	Commercial Real Estate, Construction & Land Development, and Other Dwellings	Commercial Participations Purchased	Commercial Business Loans	Government Loans	Total

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2013:

Allowance for loan losses:
Beginning Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	8,421
Charge-offs	(153)	(17)	(788)	(332)	(567)	-	(1,857)
Recoveries	1	5	9	137	23	-	175
Provisions	572	5	1,018	(1,382)	183	54	450
Ending Balance	$1,444	$12	$4,789	$31	$859	$54	$7,189

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2012:

Allowance for loan losses:
Beginning Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005
Charge-offs	(336)	(17)	(256)	(873)	(619)	-	(2,101)
Recoveries	4	5	13	108	37	-	167
Provisions	195	16	1,464	(26)	701	-	2,350
Ending Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	$8,421

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2013:

Ending balance: individually evaluated for impairment	$16	$-	$1,657	$-	$30	$-	$1,703

Ending balance: collectively evaluated for impairment	$1,428	$12	$3,132	$31	$829	$54	$5,486

FINANCING RECEIVABLES
Ending balance	$161,664	$232	$195,349	$1,273	$57,716	$21,587	$437,821

Ending balance: individually evaluated for impairment	$887	$-	$8,446	$-	$534	$-	$9,867

Ending balance: collectively evaluated for impairment	$160,777	$232	$186,903	$1,273	$57,182	$21,587	$427,954

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2012:

Ending balance: individually evaluated for impairment	$9	$-	$1,783	$-	$209	$-	$2,001

Ending balance: collectively evaluated for impairment	$1,015	$19	$2,767	$1,608	$1,011	$-	$6,420

FINANCING RECEIVABLES
Ending balance	$154,627	$347	$175,769	$28,040	$69,329	$8,869	$436,981

Ending balance: individually evaluated for impairment	$692	$-	$10,778	$6,378	$2,032	$-	$19,880

Ending balance: collectively evaluated for impairment	$153,935	$347	$164,991	$21,662	$67,297	$8,869	$417,101

The Bancorp has established a standard loan grading system to assist management, lenders and review personnel in their analysis and supervision of the loan portfolio. The use and application of theses grades by the Bancorp is uniform and conforms to regulatory definitions. The loan grading system is as follows:

2 – Moderate risk
Borrower consistently internally generates sufficient cash flow to fund debt service, working assets, and some capital expenditures. Risk of default considered low.

3 – Acceptable risk
Borrower generates sufficient cash flow to fund debt service, but most working asset and all capital expansion needs are provided from external sources. Profitability ratios and key balance sheet ratios are usually close to peers but one or more ratios (e.g. leverage) may be higher than peer. Earnings may be trending down over the last three years. Borrower may be able to obtain similar financing from other banks with comparable or less favorable terms. Risk of default is acceptable but requires collateral protection.

4 – Pass/monitor
The borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the company has taken a negative turn and may be temporarily strained. Cash flow may be weak but cash reserves remain adequate to meet debt service. Management weaknesses are evident. Borrowers in this category will warrant more than the normal level of supervision and more frequent reporting.

5 – Special mention (watch)
Special mention credits are considered bankable assets with no apparent loss of principal or interest envisioned but requiring a high level of management attention. Assets in this category are currently protected but are potentially weak. These borrowers are subject to economic, industry, or management factors having an adverse impact upon their prospects for orderly service of debt. The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted. These assets constitute an undue and unwarranted credit risk, but not to the point of justifying a classification of Substandard.

6 – Substandard
This classification consists of loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Financial statements normally reveal some or all of the following: poor trends, lack of earnings and cash flow, excessive debt, lack of liquidity, and the absence of creditor protection. Loans are still considered collectible, but due to increased risks and defined weaknesses of the credit, some loss could be incurred in collection if the deficiencies are not corrected.

7 – Doubtful
This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonably specific pending factors which may strengthen the credit can be exactly determined. These factors may include proposed acquisitions, liquidation procedures, capital injection and receipt of additional collateral, mergers or refinancing plans.

Performing loans are loans that are paying as agreed and are less than ninety days past due on payments of interest and principal.

The Bancorp's credit quality indicators, are summarized below at December 31:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction & Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Government Loans
Loan Grades	2013	2012	2013	2012	2013	2012	2013	2012
2 Moderate risk	$-	$19	$-	$-	$4,279	$5,674	$-	$-
3 Acceptable risk	150,303	110,416	1,013	15,585	41,474	45,202	21,587	8,869
4 Pass/monitor	33,153	51,100	260	1,029	11,173	13,500	-	-
5 Special mention (watch)	3,348	3,630	-	5,984	88	3,300	-	-
6 Substandard	8,545	10,604	-	5,442	702	1,653	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$195,349	$175,769	$1,273	$28,040	$57,716	$69,329	$21,587	$8,869

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate, Including Home Equity		Consumer Loans
	2013	2012	2013	2012
Performing	$158,963	$152,838	$232	$337
Non-performing	2,701	1,789	-	10
Total	$161,664	$154,627	$232	$347

The Bancorp's troubled debt restructurings for the periods presented are summarized below:

	(Dollars in thousands)
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

	December 31, 2013			December 31, 2012
Troubled debt restructurings during the period:
Residential real estate, including home equity	6	$792	$770	7	$700	$692
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	-	-	-	3	1,440	1,440
Commercial participations purchased	-	-	-	1	1,290	935
Commercial business loans	-	-	-	1	108	88
Government loans	-	-	-	-	-	-

	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

	December 31, 2013		December 31, 2012
Troubled debt restructurings that subsequently defaulted during the periods presented:
Residential real estate, including home equity	1	$106	1	$39
Consumer loans	-	-	-	-
Commercial real estate, construction & land	1	$707
development, and other dwellings	-	-	-	-
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

All of the loans classified as troubled debt restructurings are also considered impaired. The valuation basis for the Bancorp’s troubled debt restructurings is based on the present value of cash flows, unless consistent cash flows are not present, then the fair value of the collateral securing the loan is the basis for valuation. Troubled debt restructurings that subsequently defaulted during the period are loans that were restructured and, subsequent to restructuring, were moved to nonaccrual status and failed to comply with the guidelines of the restructured note. Troubled debt restructurings that subsequently defaulted are presented for comparison purposes and are relevant only to the period in which the subsequent default occurred.

The Bancorp's individually evaluated impaired loans are summarized below:

	As of December 31, 2013			For the twelve months ended December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	617	617	-	898	9
Commercial participations purchased	-	-	-	2,469	-
Commercial business loans	228	228	-	668	1
With an allowance recorded:
Residential real estate, including home equity	887	899	16	920	9
Commercial real estate, construction & land development, and other dwellings	7,829	7,829	1,657	8,770	74
Commercial participations purchased	-	-	-	189	-
Commercial business loans	306	574	30	454	1
Total:
Residential real estate, including home equity	$887	$899	$16	$920	$9
Commercial real estate, construction & land development, and other dwellings	$8,446	$8,446	$1,657	$9,668	$83
Commercial participations purchased	$-	$-	$-	$2,658	$-
Commercial business loans	$534	$802	$30	$1,122	$2

	As of December 31, 2012			For the twelve months ended December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	591	591	-	652	3
Commercial participations purchased	6,378	11,047	-	5,080	-
Commercial business loans	727	1,000	-	992	32
With an allowance recorded:
Residential real estate, including home equity	692	692	9	782	20
Commercial real estate, construction & land development, and other dwellings	10,187	10,271	1,783	10,207	349
Commercial participations purchased	-	-	-	1,394	-
Commercial business loans	1,305	1,305	209	874	51
Total:
Residential real estate, including home equity	$692	$692	$9	$782	$20
Commercial real estate, construction & land development, and other dwellings	$10,778	$10,862	$1,783	$10,859	$352
Commercial participations purchased	$6,378	$11,047	$-	$6,474	$-
Commercial business loans	$2,032	$2,305	$209	$1,866	$83

The Bancorp's age analysis of past due loans is summarized below:

(Dollars in thousands)
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans	Recorded Investments Greater than 90 Days and Accruing
December 31, 2013
Residential real estate, including home equity	$3,721	$1,090	$1,502	$6,313	$155,351	$161,664	$174
Consumer loans	1	-	-	1	231	232	-
Commercial real estate, construction & land development, and other dwellings	1,083	2,626	768	4,477	190,872	195,349	-
Commercial participations purchased	-	-	-	-	1,273	1,273	-
Commercial business loans	1,032	25	447	1,504	56,212	57,716	-
Government loans	-	-	-	-	21,587	21,587	-
Total	$5,837	$3,741	$2,717	$12,295	$425,526	$437,821	$174

December 31, 2012
Residential real estate, including home equity	$4,172	$1,145	$1,448	$6,765	$147,862	$154,627	$-
Consumer loans	-	-	-	-	347	347	-
Commercial real estate, construction & land development, and other dwellings	4,044	390	1,993	6,427	169,342	175,769	229
Commercial participations purchased	5	-	5,442	5,447	22,593	28,040	-
Commercial business loans	689	116	1,525	2,330	66,999	69,329	-
Government loans	-	-	-	-	8,869	8,869	-
Total	$8,910	$1,651	$10,408	$20,969	$416,012	$436,981	$229

The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31, 2013	December 31, 2012
Residential real estate, including home equity	$2,526	$1,846
Consumer loans	-	10
Commercial real estate, construction & land development, and other dwellings	807	2,311
Commercial participations purchased	-	5,442
Commercial business loans	447	1,644
Government loans	-	-
Total	$3,780	$11,253

During the second quarter of 2012, the Bancorp conducted a $3.4 million sale of portfolio fixed rate mortgage loans, which the Bancorp’s management considers an interest rate risk mitigation strategy to reduce loan prepayment risk. The segment of loans that were sold had a higher premium value and were projected to prepay significantly faster than the mortgage portfolio's average repayment speed. The gain realized from the prepayment risk reduction strategy totaled $183 thousand and was recorded during the second quarter of 2012. The proceeds from the loan sale were used to fund loans with longer durations and similar yields to the loans that were included in the sales strategy.